Business developments (Details 4) - Additional measures and adjusted financial objectives	12 Months Ended
Dec. 31, 2015
Subsequent Event [Line Items]
Subsequent Event, Date	Mar. 23, 2016
Subsequent Event, Description	Subsequent events On March 23, 2016, the Group announced a number of additional measures and adjusted financial objectives beyond those announced on October 21, 2015 to further lower its cost base, accelerate the risk-weighted assets and leverage reduction initiatives in the reshaping of the Global Markets business and further strengthen its capital position. The additional measures and new financial objectives include: - increasing the gross savings target of CHF 3.5 billion by year-end 2018 to CHF 4.3 billion. The net cost savings target in the same time period has increased from CHF 2.0 billion to at least CHF 3.0 billion. These measures are expected to lead to an absolute cost base of CHF 18.0 billion or less by year-end 2018; - setting a gross cost savings target for the Group of CHF 1.7 billion by year-end 2016; - reducing the risk-weighted assets target in the Global Markets division from approximately USD 83 - 85 billion to USD 60 billion and the leverage exposure target from approximately USD 380 billion to USD 290 billion by year-end 2016; - exiting the Distressed Credit, European Securitized Products trading and Long-Term Illiquid Financing businesses in Global Markets; - the assets from businesses the Group is exiting and other business reductions in Global Markets will predominantly be transferred to the Strategic Resolution Unit over the course of 2016 and the Group is consolidating foreign exchange trading into its trading operations within Swiss Universal Bank; and - disposals of real estate and non-core businesses and other actions to increase CET1 capital by at least CHF 1 billion during 2016. The cost reduction program is based on the 2015 cost base and measured on constant foreign exchange rates and based on an expense run rate excluding major litigation expenses, goodwill impairment charges and estimated restructuring costs of CHF 2.0 billion (previously announced CHF 1.3 billion), but including other costs to achieve the savings, which do not meet the accounting definition of restructuring costs. Implementation of these strategy measures will lead to a recasting of prior period segment results, principally in respect of the Global Markets business and the Strategic Resolution Unit, and an assessment of certain balance sheet items.